NOTES PAYABLE	9 Months Ended
Sep. 30, 2012
Debt Disclosure [Abstract]
NOTES PAYABLE

NOTE 8 – NOTES PAYABLE

On March 7, 2012, the Company signed a loan agreement with Action Media Group, LLC (a former shareholder) for $250,000.  The terms of the loan include: 3% annual interest and payment of principal and interest to begin at a mutually agreed upon date in the future.  Maturity of the loan is perpetual or upon mutual agreement of both parties or if conditions are breached or in default.

Beginning on April 27, 2012, the Company received the first of two loans from Spirit Bear Limited totaling $135,000.  The first loan was received on April 27 for $100,000 and the second on May 22 for $35,000. A third loan was received on June 28 for $1,222. It covered travel expenses by the president of the Company who was involved in the negotiations with Spirit Bear. A fourth loan was received on July 11, 2012 for $50,000.

Financing costs for the four loans from Spirit Bear totaled $622,523.  Each loan is unsecured, bears an interest rate of 1.28% and has a term of the lesser of 180 days or 3 business days after the Company’s next equity financing.  As of September 30, 2012, $513,599 has been amortized leaving a balance of $108,924 in financing costs.

The terms were subject to negotiations which were not completed until August 8, 2012. See Note 12 – Subsequent Events